Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Dec. 31, 2024
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Minimum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Maximum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years